Other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other receivables
Value added tax and other tax receivables	$ 3,289	$ 2,320
Other items	153	242
Total	$ 3,443	$ 2,562